INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 10 - INCOME TAXES

The income tax provision (benefit) for the years ended December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014
U.S. Federal:
Current	$-	$-
Deferred	(10,559,507)	(5,279,080)

State and local:
Current	-	-
Deferred	(914,239)	(337,066)
	(11,473,746)	(5,616,146)
Change in valuation allowance	11,473,746	5,616,146
Income tax provision	$-	$-

The tax effects of temporary differences that give rise to the Company’s deferred tax asset as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014
Deferred tax assets:
Oil and gas properties and equipment	$3,848,288	$-
Net operating loss carry-forward	41,374,334	37,857,532
Share based compensation	1,278,948	1,290,482
Abandonment obligation	76,826	72,365
Derivative instruments	20,561	142,434
Accrued liabilities	36,944	132,574
Debt conversion costs	502,751	477,439
Other	29,555	28,937
Total deferred tax asset	47,168,207	40,001,763
Valuation allowance	(47,168,207)	(35,694,459)
Deferred tax asset , net of valuation allowance	$-	$4,307,304

Deferred tax liabilities:
Oil and gas properties and equipment	$-	$(4,307,304)
Total deferred tax liability	-	(4,307,304)
Net deferred tax asset (liability)	$-	$-

Reconciliation of the Company’s effective tax rate to the expected U.S. federal tax rate is:

	For the Year Ended December 31,
	2015	2014
Effective federal tax rate	34.00%	34.00%
State tax rate, net of federal benefit	2.94%	2.17%
Change in fair value derivative liability	1.42%	-7.03%
Conversion inducement expense	-%	-8.47%
Debt discount amortization	-0.01%	-1.08%
Share based compensation differences and forfeitures	-4.18%	-%
Change in rate	2.35%	-1.28%
Other permanent differences	-1.06%	1.44%
Valuation allowance	-35.46%	-19.75%
Net	-%	-%

The Company is in the process of filing its federal and state tax returns for the years ended April 30, 2011, December 31, 2011, December 31, 2012, December 31, 2013, December 31, 2014 and December 31, 2015. The net operating losses for these years will not be available to reduce future taxable income until the returns are filed. Assuming these returns are filed, as of December 31, 2015 and 2014, the Company had net operating loss carry-forwards for federal income tax purposes of approximately $112.0 million and $106.8 million, respectively, available to offset future taxable income. To the extent not utilized, the net operating loss carry-forwards as of December 31, 2015 will expire beginning in 2027 through 2035. The net operating loss carryovers may be subject to reduction or limitation by application of Internal Revenue Code Section 382 from the result of ownership changes. A full Section 382 analysis has not been prepared and the Company's net operating losses could be subject to limitation under Section 382.

In assessing the need for a valuation allowance on our deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon whether future book income is sufficient to reverse existing temporary differences that give rise to deferred tax assets, as well as whether future taxable income is sufficient to utilize net operating loss and credit carryforwards. Assessing the need for, or the sufficiency of, a valuation allowance requires the evaluation of all available evidence, both positive and negative. Management had no positive evidence to consider. Negative evidence considered by management includes cumulative book and tax losses in recent years, forecasted book and tax losses, no taxable income in available carryback years, and no tax planning strategies contemplated to realize the valued deferred tax assets.

As of December 31, 2015 and 2014, management assessed the available positive and negative evidence to estimate if sufficient future taxable income would be generated to use the Company’s deferred tax assets and determined that it is not more-likely-than-not that the deferred tax assets would be realized in the near future. Therefore, the Company recorded a full valuation allowance of approximately 47.2 million and $35.7 million on its deferred tax assets as of December 31, 2015 and 2014, respectively.